Nature of Operations	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Nature of Operations
1.	NATURE OF OPERATIONS
BRP Inc. (“BRP”) is incorporated under the laws of Canada. BRP’s multiple voting shares are owned by Beaudier Inc. and 4338618 Canada Inc. (collectively, “Beaudier Group”), Bain Capital Integral Investors II, L.P. (“Bain Capital”) and La Caisse de dépôt et placement du Québec (“La Caisse”), (collectively, the “Principal Shareholders”). BRP’s subordinate voting shares are listed in Canada on the Toronto Stock Exchange under the symbol DOO and in the United States on the Nasdaq Global Select Market under the symbol DOO.
BRP and its subsidiaries (the “Company”) design, develop, manufacture and sell powersports vehicles. The Company’s diversified portfolio of products includes: “Year-Round Products”, which consists of all-terrain
vehicles,
side-by-side
vehicles, three-wheel vehicles and electric motorcycles; “Seasonal Products”, which consists of snowmobiles, personal watercraft and pontoons; and “PA&A, OEM Engines and Others”, which consists of parts, accessories and apparel (“PA&A”), engines for karts, recreational aircraft and jet boats, as well as other products and services.
The Company’s products are sold mainly through a network of independent dealers, independent distributors and to original equipment manufacturers (the “Customers”). The Company distributes its products worldwide and manufactures them in Mexico, Canada, Austria, the United States, Finland, Australia and Germany.
Telwater Pty Ltd. (“Telwater”) remains under the sale process first announced on October 17, 2024, and continues to be presented as discontinued operations, and the associated assets and liabilities as held for sale as at January 31, 2026. (Note 32).
During the nine-month period ended October 31, 2025, the Company completed the sales of Alumacraft Boat Co. (“Alumacraft”) and Triton Industries Inc. (“Manitou”). Consequently, these businesses are presented as discontinued operations, and the associated assets and liabilities are disposed as at January 31, 2026 (Note 32).
During the three-month period ended April 30, 2025, the Company decided that its Marine PA&A business was no longer for sale. Following this decision, Marine PA&A business is presented as continued operations and the associated assets and liabilities are no longer held for sale as at January 31, 2026. Prior periods have been reclassified accordingly.
The Company’s headquarters is located at 726 Saint-Joseph Street, Valcourt, Québec, J0E 2L0.